SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended		13 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Feb. 11, 2021	Feb. 08, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 68,000	$ 497,000	$ 497,000
Maturity term of U.S government securities	185 days
Offering costs	$ 15,630,212
Underwriting fees	5,520,000
Aggregate deferred fee	9,660,000
Other offering costs	450,212
Transaction costs	$ 655,046
Number of warrants exercised	0
Effective tax rate (as a percent)	8.10%	0.00%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%
Unrecognized tax benefits	$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	$ 0	$ 0
Class A Common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants to purchase shares issued					14,480,000
Exercise price of warrants					$ 11.50
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs	15,630,212
Underwriting fees	5,520,000			$ 5,520,000
Aggregate deferred fee	9,660,000			$ 9,660,000
Other offering costs	450,212
Offering costs	$ 14,975,166